[LETTERHEAD OF BAKER & MCKENZIE LLP]
March 3, 2011
Via EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Registration Statement on Form S-4 of Ensco plc
Ladies and Gentlemen:
     At the request of Ensco plc, an English public limited company (SEC File No. 001-08097) (“Ensco”), we are enclosing for filing with the Securities and Exchange Commission a Registration Statement on Form S-4 in connection with the proposed merger involving Ensco and Pride International, Inc., a Delaware corporation (SEC File No. 001-13289) (“Pride”), pursuant to which each outstanding share of Pride common stock will be converted into the right to receive $15.60 in cash and 0.4778 Ensco American depositary shares (“ADSs”), each whole ADS representing one Class A ordinary share of Ensco. The registration statement includes a joint proxy statement/prospectus for Ensco and Pride with respect to the meeting of Ensco shareholders to consider and approve the issuance and delivery of Ensco ADSs pursuant to the merger and with respect to the meeting of Pride shareholders to consider and approve a proposal to adopt the Agreement and Plan of Merger, dated February 6, 2011 (as amended, the “Merger Agreement”), by and among Ensco, Pride and the other parties thereto. A Registration Statement on Form F-6 (SEC File No. 333-162978) filed by Citibank, N.A., the ADS depositary, is currently effective with respect to the Ensco ADSs proposed to be delivered in the merger.
     Ensco has wired the registration fee of $528,892 to the account of the Securities and Exchange Commission at U.S. Bank, N.A.
     If you have any questions or comments relating to Ensco, please contact Roger Bivans of Baker & McKenzie LLP, counsel for Ensco, by telephone at (214) 978-3095 or by facsimile at (214) 965-5955 or Alan Harvey of Baker & McKenzie LLP by telephone at (214) 978-3047 or by facsimile at (214) 978-3099. If you have any questions or comments relating to Pride, please contact J. David Kirkland, Jr. of Baker Botts L.L.P., counsel for Pride, by telephone at (713) 229-1101 or by facsimile at (713) 229-7701 or Tull Florey of Baker Botts L.L.P. by telephone at (713) 229-1379 or by facsimile at (713) 229-2779.

Very truly yours,
/s/ Roger W. Bivans
Roger W. Bivans

Enclosure

cc:	Cary A. Moomjian, Jr., General Counsel, Ensco plc
Brady K. Long, General Counsel, Pride International, Inc.
J. David Kirkland, Jr. and Tull Florey, Baker Botts L.L.P.
David A. Katz, Wachtell, Lipton, Rosen & Katz
Helen Bradley, Baker & McKenzie LLP